Acquisitions and Divestitures - Estimated Amortization Expense (Details) - USD ($) $ in Thousands	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Nature of Operations and Summary of Significant Accounting Policies
2022 (excluding the nine months ended September 30, 2022)	$ 1,566
2023	6,255	$ 4,199
2024	5,987	4,183
2025	5,480	3,918
2026	5,315	3,454
2026 and thereafter	53,517
Total	78,120	42,015	$ 29,652
Energica
Nature of Operations and Summary of Significant Accounting Policies
2022 (excluding the nine months ended September 30, 2022)	809
2023	4,000
2024	4,000
2025	4,000
2026	4,000
2026 and thereafter	28,145
Total	44,954
Acquisitions In 2021
Nature of Operations and Summary of Significant Accounting Policies
2022 (excluding the nine months ended September 30, 2022)	358
2023	1,433	6,511
2024	1,433	6,511
2025	933	6,511
2026	933	6,511
2026 and thereafter	5,307
Total	$ 10,397	$ 60,028